INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 11,767
Cost at end of year	12,406	$ 11,767
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	13,233	15,695
Acquisitions through business combinations, intangible assets and goodwill	467	532
Additions, net of disposals	24	102
Non-cash additions, intangible assets other than goodwill	288	(2,118)
Foreign currency translation	105	(978)
Cost at end of year	$ 14,117	$ 13,233